Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital And Reserves
Schedule of share capital shares

	June 30, 2023	December 31, 2022
	£	£

Share capital	397,978	397,493
Share premium	18,134,171	16,597,811
	18,532,149	16,995,304

	June 30, 2023	December 31, 2022
	Number	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.0001 each	5,799,298	949,958
Deferred shares of £0.4999 each	794,955	794,955
Total Ordinary shares outstanding at the end of the period	6,594,253	1,744,913

Summary of changes in equity

	Number of	Ordinary share capital	Deferred share	Share premium
	shares	£	capital	£
Fully paid share capital:
Balance at December 31, 2022	1,744,913	95	397,398	16,597,811
Issue of Ordinary shares	4,849,340	485	-	1,536,360
Balance at June 30, 2023	6,594,253	580	397,398	18,134,171